Consolidated Statement of Changes in Shareholders Deficit (Unaudited) (USD $)	Common Stock	Preferred Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Other Comprehensive Income / Loss	Common Stock Subscriber	Other	Total
Beginning Balance, Value at Dec. 31, 2011	$ 99,684,493	$ 87,142	$ 29,668,977	$ (36,130,083)	$ 214,499	$ 1,466,364	$ 2,000	$ (4,678,508)
Beginning Balance, Shares at Dec. 31, 2011	99,648	87
Issued Common shares for services, Value	224,735,714		(161,724)					63,012
Issued Common shares for services, Shares	224,736
Issued common shares for converstion or settlement of debt, Value	2,295,152,672		(1,631,559)			4,502		668,096
Issued common shares for converstion or settlement of debt, Shares	2,295,153
Imputed Interest			35,688					35,688
Adjustment to derivative liability due to debt conversion			328,998					328,998
Other comprehensive loss					18,397			18,397
Net loss for the six months ended				(2,160,264)
Ending Balance, Value at Jun. 30, 2012	$ 2,635,786,879	$ 87,142	$ 28,229,903	$ (38,290,347)	$ 232,896	$ 1,470,866	$ 2,000	$ (5,718,808)
Ending Balance, Shares at Jun. 30, 2012	264	87